Stock-based Compensation - Summary of Fair Value Assumptions on Stock Options Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.60%	1.90%	2.50%	1.00%
Expected dividend yield
Expected term (in years)	6 years	6 years 1 month 6 days	6 years	6 years
Expected volatility	69.50%	73.40%	72.90%	71.90%